Supplemental Disclosure of Cash Flow Information - Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of cash flows [abstract]
Trade and other receivables	$ 650	$ (7)
Inventory	(40)	836
Prepaid expenses and other current assets	(93)	378
Payables and accrued liabilities	115	(492)
Taxes payable	(129)
Deferred revenues	1,227	(406)
Employee future benefits	(83)	(105)
Increase (decrease) in operating assets and liabilities	$ 1,647	$ 204